GENERAL (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended			12 Months Ended
	Aug. 26, 2014	Feb. 14, 2014	Mar. 04, 2014	Dec. 31, 2014	Feb. 24, 2014
GENERAL [Line Items]
Reverse split ratio		8.5
Conversion ratio	1
Ordinary B shares [Member]
GENERAL [Line Items]
Number of shares issued			6,250,000	6,255,202
Issuance price per share			$ 12.00
Net proceeds from IPO			$ 66,984
Number of shares purchase option to underwriters			937,500
Number of shares sold by certain shareholders			769,352
Pro rata stock dividend rate in Ordinary B Shares, authorized by board of directors					12.50%